Transactions with Related Parties (Details) $ / shares in Units, $ in Thousands					12 Months Ended
	Dec. 31, 2017 USD ($)	Sep. 07, 2015 USD ($) $ / shares	Aug. 06, 2015 Vessel	Mar. 12, 2015 USD ($) Installments $ / shares	Dec. 31, 2015 USD ($) t	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($) $ / shares	Dec. 14, 2015 USD ($)	Dec. 01, 2015 USD ($)
Convertible Promissory Notes [Abstract]
Amount of balloon installment					$ 1,000
Debt [Abstract]
Amortization of Debt Discount (Premium)					334	$ 0	$ 0
Partial extinguishment of debt					200	0	0
Additional paid in capital [Abstract]
Consideration allocated to repurchase of BCF					200	0	$ 0
Long-term portion of convertible promissory notes					31	$ 0
Technical Management Agreement [Abstract]
Fixed daily fee per vessel (in dollars per share) | $ / shares						$ 0.45	$ 0.45
Management Fees					0	$ 122	$ 743
Brokerage Agreement [Abstract]
Voyage expenses related parties					0	$ 24	313
Property Lease Agreement [Abstract]
Number of months of rent guarantee						3 months
Rent guarantee						$ 55
Office rental expense related parties					70	309	412
Vessels Acquisitions [Line Items]
Number of vessels | Vessel			7
Number of Capsize Vessel | Vessel			5
Number of Supramax Vessels | Vessel			2
Interest and Finance Costs - Related Parties [Abstract]
Interest Expense Convertible Note Related Party					265	0	0
Convertible notes effective interest expense					334	0	0
Gain on extinguishment of convertible notes					(200)	0	0
Total					399	$ 0	0
September promissory note [Member]
Debt [Abstract]
Convertible promissory notes					11,765
Debt discount					(11,765)
Amortization of Debt Discount (Premium)					31
Balance convertible promissory note					31
Short term portion					0
Long term portion					31
Additional paid in capital [Abstract]
Intrinsic value of BCF					11,765
Balance of intrinsic value of BCF					11,765
March promissory note [Member]
Debt [Abstract]
Convertible promissory notes					4,000
Debt discount					(4,000)
Amortization of Debt Discount (Premium)					303
Partial extinguishment of debt					(200)
Balance convertible promissory note					103
Short term portion					103
Long term portion					0
Additional paid in capital [Abstract]
Intrinsic value of BCF					4,000
Consideration allocated to repurchase of BCF					(200)
Balance of intrinsic value of BCF					3,800
Interest and Finance Costs - Related Parties [Abstract]
Gain on extinguishment of convertible notes					$ 200
Jelco Delta Holding Corp [Member] | Unsecured Revolving Convertible Notes [Member]
Convertible Promissory Notes [Abstract]
Conversion price of convertible notes into common stock (in dollars per share) | $ / shares		$ 0.90
Debt [Abstract]
Convertible promissory notes		$ 6,765
Additional paid in capital [Abstract]
Revolving convertible promissory note tenor		5 years
Long-term portion of convertible promissory notes		$ 31
Jelco Delta Holding Corp [Member] | Unsecured Revolving Convertible Notes [Member] | Subsequent Event [Member]
Additional paid in capital [Abstract]
Decrease in applicable limit	$ 1,000
Jelco Delta Holding Corp [Member] | Unsecured Revolving Convertible Notes [Member] | Convertible Promissory Notes Amendment No. 1 [Member]
Convertible Promissory Notes [Abstract]
Increase in the maximum principal amount available to be drawn									$ 9,765
Jelco Delta Holding Corp [Member] | Unsecured Revolving Convertible Notes [Member] | Convertible Promissory Notes Amendment No. 2 [Member]
Convertible Promissory Notes [Abstract]
Increase in the maximum principal amount available to be drawn								$ 11,765
Jelco Delta Holding Corp [Member] | Unsecured Revolving Convertible Notes [Member] | Convertible Promissory Notes Amendment No. 2 [Member] | Subsequent Event [Member]
Additional paid in capital [Abstract]
Decrease in applicable limit	$ 2,000
Jelco Delta Holding Corp [Member] | Unsecured Convertible Promissory Notes [Member]
Convertible Promissory Notes [Abstract]
Number of periodic payments | Installments				10
Amount of semi-annual installments				$ 200
Amount of balloon installment				$ 2,000
Convertible notes, maturity date				Mar. 19, 2020
Conversion price of convertible notes into common stock (in dollars per share) | $ / shares				$ 0.90
Debt [Abstract]
Convertible promissory notes				$ 4,000
Additional paid in capital [Abstract]
Convertible notes payment deferment period | Installments				3
Seanergy, EST and Safbulk Pty Agreement [Member]
Release from related parties liabilities [Abstract]
Closing date of delivery and settlement agreement with Piraeus Bank S.A.						March 11, 2014
Liabilities released						$ 9,819
Safbulk Brokerage Agreement [Member]
Brokerage Agreement [Abstract]
Brokerage commission					1.25%
Voyage expenses related parties					$ 0	$ 24	$ 313
Premiership [Member]
Vessels Acquisitions [Line Items]
Date of Delivery					September 11, 2015
Vessel Class					Capesize
Dead Weight Tonnage | t					170,024
Year Built					2010
Gladiatorship [Member]
Vessels Acquisitions [Line Items]
Date of Delivery					September 29, 2015
Vessel Class					Supramax
Dead Weight Tonnage | t					56,819
Year Built					2010
Geniuship [Member]
Vessels Acquisitions [Line Items]
Date of Delivery					October 13, 2015
Vessel Class					Capesize
Dead Weight Tonnage | t					170,057
Year Built					2010
Guardianship [Member]
Vessels Acquisitions [Line Items]
Date of Delivery					October 21, 2015
Vessel Class					Supramax
Dead Weight Tonnage | t					56,884
Year Built					2011
Gloriuship [Member]
Vessels Acquisitions [Line Items]
Date of Delivery					November 3, 2015
Vessel Class					Capesize
Dead Weight Tonnage | t					171,314
Year Built					2004
Squireship [Member]
Vessels Acquisitions [Line Items]
Date of Delivery					November 10, 2015
Vessel Class					Capesize
Dead Weight Tonnage | t					170,018
Year Built					2010
Championship [Member]
Vessels Acquisitions [Line Items]
Date of Delivery					December 7, 2015
Vessel Class					Capesize
Dead Weight Tonnage | t					179,238
Year Built					2011